STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock Warrants
Schedule of Warrants

Weighted-
Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(Years)
Warrants outstanding at January 1, 2021	—	$—	—
Exercised	—	—	—
Forfeited or Expired	—	—	—
Granted	985,533	2.00	5.00
Warrants outstanding at December 31, 2021	985,533	$2.00	4.15

Schedule of Fair Value of Common Stock Warrants Assumptions

Year Ended
December 31, 2021
Expected term (years)	5 years
Risk-free interest rate	0.60%
Expected volatility	54%
Expected dividend yield	0%

Pre Funded Warrants
Schedule of Warrants

Weighted-
Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2021	—	$—
Exercised	—	—
Forfeited or Expired	—	—
Granted	2,168,000	0.01
Pre-funded warrants outstanding at December 31, 2021	2,168,000	$0.01